Financing receivables (Tables)	12 Months Ended
Mar. 31, 2014
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2013
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥263,608	¥153	¥263,761
Short-term secured margin loans	288,574	—	288,574
Inter-bank money market loans	76,968	—	76,968
Corporate loans	422,295	523,896	946,191

Total loans receivable	¥1,051,445	¥524,049	¥1,575,494

Advances to affiliated companies	12,376	—	12,376

Total	¥1,063,821	¥524,049	¥1,587,870

	Millions of yen
	March 31, 2014
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥274,966	¥44	¥275,010
Short-term secured margin loans	421,809	—	421,809
Inter-bank money market loans	42,885	—	42,885
Corporate loans	284,259	303,912	588,171

Total loans receivable	¥1,023,919	¥303,956	¥1,327,875

Advances to affiliated companies	5,797	—	5,797

Total	¥1,029,716	¥303,956	¥1,333,672

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Year ended March 31, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	213	(11)	—	(592)	40	(350)	20	(330)
Charge-offs	—	(2)	—	—	—	(2)	(1)	(3)
Other(1)	—	(0)	—	(72)	—	(72)	433	361

Ending balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888

	Millions of yen
	Year ended March 31, 2013
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888
Provision for losses	238	13	—	(2,630)	(22)	(2,401)	(13)	(2,414)
Charge-offs	(1)	(11)	—	(26)	—	(38)	—	(38)
Other(1)	—	0	—	(7)	—	(7)	(171)	(178)

Ending balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258

	Millions of yen
	Year ended March 31, 2014
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258
Provision for losses	(109)	61	—	(13)	(28)	(89)	960	871
Charge-offs	(2)	—	—	—	—	(2)	(146)	(148)
Other(1)	(0)	—	—	0	—	0	28	28

Ending balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2013
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥6	¥—	¥—	¥7	¥—	¥13
Evaluated collectively	783	26	—	88	29	926

Total allowance for loan losses	¥789	¥26	¥—	¥95	¥29	¥939

Loans by impairment methodology
Evaluated individually	¥76	¥83,399	¥76,968	¥412,675	¥5,595	¥578,713
Evaluated collectively	263,532	205,175	—	9,620	6,781	485,108

Total loans	¥263,608	¥288,574	¥76,968	¥422,295	¥12,376	¥1,063,821

	Millions of yen
	March 31, 2014
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥—	¥—	¥7	¥—	¥10
Evaluated collectively	675	87	—	75	1	838

Total allowance for loan losses	¥678	¥87	¥—	¥82	¥1	¥848

Loans by impairment methodology
Evaluated individually	¥4,374	¥103,345	¥42,885	¥275,753	¥882	¥427,239
Evaluated collectively	270,592	318,464	—	8,506	4,915	602,477

Total loans	¥274,966	¥421,809	¥42,885	¥284,259	¥5,797	¥1,029,716

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2013
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥105,199	¥30,826	¥—	¥33,208	¥169,233
Unsecured loans at banks	93,266	1,103	6	—	94,375
Short-term secured margin loans	—	—	—	288,574	288,574
Secured inter-bank money market loans	1,968	—	—	—	1,968
Unsecured inter-bank money market loans	75,000	—	—	—	75,000
Secured corporate loans	220,189	164,205	7,969	3,570	395,933
Unsecured corporate loans	—	26,362	—	—	26,362
Advances to affiliated companies	6,781	527	—	5,068	12,376

Total	¥502,403	¥223,023	¥7,975	¥330,420	¥1,063,821

	Millions of yen
	March 31, 2014
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥98,356	¥33,669	¥—	¥34,740	¥166,765
Unsecured loans at banks	108,199	—	2	—	108,201
Short-term secured margin loans	—	—	—	421,809	421,809
Secured inter-bank money market loans	12,885	—	—	—	12,885
Unsecured inter-bank money market loans	30,000	—	—	—	30,000
Secured corporate loans	136,302	107,141	5,719	1,938	251,100
Unsecured corporate loans	3,395	26,902	—	2,862	33,159
Advances to affiliated companies	4,915	594	—	288	5,797

Total	¥394,052	¥168,306	¥5,721	¥461,637	¥1,029,716

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.